Segment Information (Assets for Reportable Segments) (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 11,491,919	$ 11,604,491
Same Store [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	5,722,096	5,895,068
Non Same Store And Other
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	5,570,003	5,479,780
Corporate assets
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 199,820	$ 229,643